Annual Total Returns (Vanguard Total World Stock Index Fund - Investor Shares Participant) (Vanguard Total World Stock Index Fund, Vanguard Total World Stock Index Fund - Investor Shares)	12 Months Ended
Oct. 31, 2013
Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - Investor Shares
Annual Total Return
2013	22.79%
2012	17.15%
2011	(7.88%)
2010	12.87%
2009	33.30%